Earnings/(Loss) per share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Earnings/(Loss) per share	Earnings/(Loss) per share
The computation of basic earnings/(loss) per share (“EPS/LPS”) is based on the weighted average number of shares outstanding during the period. Diluted EPS/LPS includes the effect of the assumed conversion of potentially dilutive instruments. There were no dilutive instruments in the Predecessor period, but the issuance of the convertible note in the Successor period could have been dilutive, had the Company not been in a loss making position. Refer to Note 18 – ''Debt for further details'' on the instrument.
The components of the numerator for the calculation of basic and diluted EPS/LPS were as follows:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
(Loss)/profit from continuing operations	(36)	(270)	(32)	3,710	(574)
Loss from discontinued operations	—	(24)	—	(4)	(31)
(Loss)/profit available to stockholders	(36)	(294)	(32)	3,706	(605)
Effect of dilution	—	—	—	—	—
Diluted (loss)/profit available to stockholders	(36)	(294)	(32)	3,706	(605)
The components of the denominator for the calculation of basic and diluted EPS/LPS were as follows:

	Successor	Predecessor	Successor	Predecessor
(In millions)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Basic (loss)/earnings per share:
Weighted average number of common shares outstanding	50	100	50	100	100
Diluted(loss)/earnings per share:
Effect of dilution	—	—	—	—	—
Weighted average number of common shares outstanding adjusted for the effects of dilution	50	100	50	100	100
The basic and diluted (loss)/earnings per share were as follows:

	Successor	Predecessor	Successor	Predecessor
(In $)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Basic (loss)/earnings per share from continuing operations	(0.72)	(2.69)	(0.64)	36.96	(5.72)
Diluted (loss)/earnings per share from continuing operations	(0.72)	(2.69)	(0.64)	36.96	(5.72)
Basic loss per share from discontinued operations	—	(0.24)	—	(0.04)	(0.31)
Diluted loss per share from discontinued operations	—	(0.24)	—	(0.04)	(0.31)
Basic (loss)/earnings per share	(0.72)	(2.93)	(0.64)	36.92	(6.03)
Diluted (loss)/earnings per share	(0.72)	(2.93)	(0.64)	36.92	(6.03)